                        Portfolio of Investments (Unaudited)
                        Nuveen Floating Rate Fund
                        November 30, 1999

                                                                                         Ratings
  Principal                                                                    ------------------------    Stated            Market
Amount(000)     Description                                                    Moody's            S & P   Maturity            Value
-----------------------------------------------------------------------------------------------------------------------------------
$20,993         Federal Home Loan Bank                                          Aaa               AAA     12/01/99      $20,991,401
===============--------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $20,991,401) - 97.1%                                                             20,991,401
                -------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.9%                                                                        621,115
                -------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $21,612,516
                ===================================================================================================================

                                 See accompanying notes to financial statements.

Statement of Net Assets (Unaudited)
Nuveen Floating Rate Fund
November 30, 1999


-----------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $20,991,401)                                        $   20,991,401
Cash                                                                                            3,824
Receivables:
  Fund manager                                                                                  6,147
  Shares sold                                                                                 618,410
-----------------------------------------------------------------------------------------------------
     Total assets                                                                          21,619,782
-----------------------------------------------------------------------------------------------------
Liabilities
Accrued expenses:
  Distribution and service fees                                                                   317
  Other                                                                                         6,949
-----------------------------------------------------------------------------------------------------
     Total liabilities                                                                          7,266
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $   21,612,516
=====================================================================================================
Class A Shares
Net assets                                                                             $      313,883
Shares outstanding                                                                             31,383
Net asset value per share                                                              $        10.00
=====================================================================================================
Class B Shares
Net assets                                                                             $    1,236,679
Shares outstanding                                                                            123,654
Net asset value per share                                                              $        10.00
=====================================================================================================
Class C Shares
Net assets                                                                             $    5,034,043
Shares outstanding                                                                            503,338
Net asset value per share                                                              $        10.00
=====================================================================================================
Class R Shares
Net assets                                                                             $   15,027,911
Shares outstanding                                                                          1,502,500
Net asset value per share                                                              $        10.00
=====================================================================================================

                                 See accompanying notes to financial statements.

Statement of Operations (Unaudited)
Nuveen Floating Rate Fund
For the Period November 29, 1999 (commencement of operations) through November 30, 1999


--------------------------------------------------------------------------------------------
Investment Income                                                                 $    4,897
--------------------------------------------------------------------------------------------
Expenses
Management fees                                                                          864
Service fees - Class A                                                                     4
Distribution and service fees - Class B                                                   53
Distribution and service fees - Class C                                                  260
Shareholders' servicing agent fees and expenses                                        3,271
Custodian's fees and expenses                                                          2,270
Trustees' fees and expenses                                                               26
Professional fees                                                                      1,343
Shareholders' reports - printing and mailing expenses                                     39
--------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                                            8,130
   Expense reimbursement                                                              (7,011)
--------------------------------------------------------------------------------------------
Net expenses                                                                           1,119
--------------------------------------------------------------------------------------------
Net investment income                                                                  3,778
--------------------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investment transactions                                            --
Net change in unrealized appreciation or depreciation of investments                      --
--------------------------------------------------------------------------------------------
Net gain from investments                                                                 --
--------------------------------------------------------------------------------------------
Net increase in net assets from operations                                        $    3,778
============================================================================================

                See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)
Nuveen Floating Rate Fund
For the Period November 29, 1999 (commencement of operations) through November 30, 1999

-------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                 $     3,778
Net realized gain from investment transactions                                                 --
Net change in unrealized appreciation or depreciation of investments                           --
-------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                  3,778
-------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                       21,508,738
-------------------------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions                                21,508,738
-------------------------------------------------------------------------------------------------
Net increase in net assets                                                             21,512,516
Net assets at the beginning of period                                                     100,000
-------------------------------------------------------------------------------------------------
Net assets at the end of period                                                       $21,612,516
=================================================================================================
Balance of undistributed net investment income at the end of period                   $     3,778
=================================================================================================

                See accompanying notes to financial statements.

Statement of Cash Flows (Unaudited)
For the Period November 29, 1999 (commencement of operations) through November 30, 1999

-------------------------------------------------------------------------------------------------
Change in Net Assets from Operations                                                 $      3,778
-------------------------------------------------------------------------------------------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Increase in investments at value                                                    (20,991,401)
  Increase in receivable from Fund manager                                                 (6,147)
  Increase in distribution and service fees                                                   317
  Increase in other accrued expenses                                                        6,949
-------------------------------------------------------------------------------------------------
Total adjustments                                                                     (20,990,282)
-------------------------------------------------------------------------------------------------
Net Cash Used for Operating Activities                                                (20,986,504)
-------------------------------------------------------------------------------------------------
Cash Flows from Financing Activities:
Proceeds from shares sold                                                              20,890,328
-------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                              20,890,328
-------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                                           (96,176)
Cash at the beginning of period                                                           100,000
-------------------------------------------------------------------------------------------------
Cash at the end of period                                                            $      3,824
=================================================================================================

                See accompanying notes to financial statements.
3

Notes to Financial Statements (Unaudited)


1. General Information and Significant Accounting Policies
The Nuveen Floating Rate Fund (the "Fund") is a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund was organized as a Massachusetts business trust on June 28, 1999. The Fund commenced operations on November 29, 1999.

The Fund seeks to provide a high level of current income, consistent with preservation of capital by investing primarily in senior secured loans whose interest rates float or adjust periodically based on a benchmark interest rate index. The Fund may also periodically borrow money (either directly from banks or by issuing debt), the proceeds of which will be invested in senior loans. Any such borrowing or debt issuance is a speculative technique in that it will increase the Fund's exposure to capital risk.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

Investment Valuation
The prices of senior loans in the Fund's investment portfolio are provided by pricing services approved by the Fund's Board of Trustees. The pricing service providers typically value senior loans at the mean of the highest bona fide bid and lowest bona fide ask prices when current quotations are readily available. Senior loans for which current quotations are not readily available are valued at a fair value as determined by the pricing service providers using a wide range of market data and other information and analysis, including credit considerations considered relevant by such pricing service providers to determine valuations. Short-term investments which mature within 60 days are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts when required for federal income tax purposes. Facilities fees on senior loans purchased are treated as market discounts. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Dividends and Distributions to Shareholders
The Fund declares daily and pays monthly dividends from net investment income. Generally payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains from investment transactions are distributed to shareholders annually in December. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

The amount and timing of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investment transactions, where applicable.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, in addition to any significant amounts of net realized capital gains from investment transactions. The Fund currently considers significant net realized capital gains as amounts in excess of $.001 per share. Net realized capital gain distributions are subject to federal taxation.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A shares can be purchased at net asset value per share only upon conversion of Class B shares, through an exchange of Class A shares of certain Nuveen mutual funds, by reinvesting distributions from any Nuveen Defined Portfolio, or under certain other limited circumstances. Class A shares are subject to a service fee of 0.25% of the average daily net assets. Class B shares can be purchased at net asset value per share without any initial sales charge. Class B shares are subject to a distribution fee of up to 0.75% (currently 0.65% as a result of a voluntary expense limitation) of the average daily net assets and a service fee of 0.25% of the average daily net assets. An investor purchasing Class B Shares agrees to pay an early withdrawal charge ("EWC") of up to 3% depending upon the length of time the shares are held by the investor (EWC is reduced to 0% at the end of five years). Class B Shares convert to Class A Shares six years after purchase. Class C shares can be purchased at net asset value per share without any initial sales charge. Class C shares are subject to a distribution fee of 0.75% of the average daily net assets and a service fee of 0.25% of the average daily net assets. An investor purchasing Class C Shares agrees to pay an EWC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or distribution or service fees. Class R Shares are available only under limited circumstances or by specified classes of shareholders.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the period November 29, 1999 (commencement of operations) through November 30, 1999.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby the custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares
Transactions in Fund shares for the period November 29, 1999 (commencement of operations) through November 30, 1999, were as follows:


                                                    Shares         Amount
--------------------------------------------------------------------------
Shares sold:
 Class A                                            28,883    $   288,827
 Class B                                           121,154      1,211,536
 Class C                                           500,838      5,008,375
 Class R                                         1,500,000     15,000,000
--------------------------------------------------------------------------
Net increase                                     2,150,875    $21,508,738
==========================================================================

The Fund will make quarterly offers to repurchase shares at net asset value (each, a "Repurchase Offer"). The first Repurchase Offer is scheduled to occur in March 2000.

3. Investment Transactions
There were no purchases or sales of investments (excluding short-term investments) during the period November 29, 1999 (commencement of operations) through November 30, 1999.

At November 30, 1999, the identified cost of investments owned for federal income tax purposes was $20,991,401.

4. Unrealized Appreciation (Depreciation)
At November 30, 1999, net unrealized appreciation of investments for federal income tax purposes aggregated $0.

5. Management Fee and Other Transactions with Affiliates
Under the Fund's investment management agreement with Nuveen Senior Loan Asset Management Inc. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily managed assets of the Fund as follows:

Average Daily Managed Assets*      Management Fee
-------------------------------------------------
Less than $1.0 billion..............  .7500 of 1%
$1.0 billion to $2.0 billion........  .7375 of 1%
$2.0 billion to $5.0 billion........  .7250 of 1%
$5.0 billion to $10.0 billion.......  .7000 of 1%
$10.0 billion and over..............  .6750 of 1%
=================================================
* "Managed assets" shall mean the average daily gross asset value of the Fund, minus the Fund's accrued liabilities (other than the principal amount of any borrowings incurred, and commercial paper or notes issued by the Fund).

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the period November 29, 1999 (commencement of operations) through November 30, 1999, John Nuveen & Co., Incorporated (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, received service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the period November 29, 1999 (commencement of operations) through November 30, 1999, the Distributor compensated authorized dealers directly with approximately $74,400 in commission advances at the time of purchase. To compensate for commissions advanced to authorized dealers, all service fees collected on Class B Shares during the first year following a purchase, all distribution fees collected on Class B Shares, and all service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the period November 29, 1999 (commencement of operations) through November 30, 1999, the Distributor retained approximately $100 in such fees. The remaining fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.


6. Composition of Net Assets
At November 30, 1999, the Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

------------------------------------------------------------------------
Capital paid-in                                              $21,608,738
Balance of undistributed net investment income                     3,778
Net unrealized appreciation of investments                            --
------------------------------------------------------------------------
Net assets                                                   $21,612,516
========================================================================

7. Commitments
Pursuant to the terms of certain of the Variable Rate Loan agreements, the Fund could have unfunded loan commitments. There were no such unfunded loan commitments as of November 30, 1999. The Fund generally will maintain with its custodian short-term investments and/or cash having an aggregate value at least equal to the amount of unfunded loan commitments.

8. Senior Loan Participation Commitments
The Fund invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States and foreign corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. There were no such participation commitments as of November 30, 1999.

9. Borrowings
In accordance with its investment policies, the Fund may borrow money from banks for investment purposes in an amount up to approximately 10% of the Fund's net assets. The Fund did not enter into any such agreements during the period November 29, 1999 (commencement of operations) through November 30, 1999.

          Financial Highlights (Unaudited)

          Selected data for a share outstanding throughout the period November 29, 1999 (commencement of operations) through
          November 30, 1999:

Class (Inception Date)
                                            Investment Operations                Less Distributions
                                      ---------------------------------      --------------------------

                                                  Realized/
                                                 Unrealized
                    Beginning             Net       Invest-                      Net                      Ending
                          Net         Invest-          ment                  Invest-                         Net
Year Ended              Asset            ment          Gain                     ment   Capital             Asset            Total
May 31,                 Value          Income        (Loss)       Total       Income     Gains    Total    Value        Return(a)
------------------------------------------------------------------------------------------------------------------------------------
Class A (11/99)
     2000 (d)          $10.00            $ --        $  --       $  --        $  --      $  --    $  --   $10.00              -- %

Class B (11/99)
     2000 (d)           10.00              --           --          --           --         --       --    10.00              --

Class C (11/99)
     2000 (d)           10.00              --           --          --           --         --       --    10.00              --

Class R (11/99)
     2000 (d)           10.00              --           --          --           --         --       --    10.00              --
====================================================================================================================================


                                                                     Ratios/Supplemental Data
                                ----------------------------------------------------------------------------------------------------
                                                Before Credit/                After               After Credit/
                                                Reimbursement             Reimbursement(b)       Reimbursement(c)
                                            ----------------------      --------------------   ---------------------
                                                             Ratio                     Ratio                   Ratio
                                                            of Net                    of Net                  of Net
                                                           Invest-                   Invest-                 Invest-
                                            Ratio of          ment      Ratio of        ment   Ratio of         ment
                                            Expenses        Income      Expenses      Income   Expenses       Income
                                Ending            to            to            to          to         to           to
                                   Net       Average       Average       Average     Average    Average      Average     Portfolio
Year Ended                      Assets           Net           Net           Net         Net        Net          Net      Turnover
May 31,                           (000)       Assets        Assets        Assets      Assets     Assets       Assets          Rate
------------------------------------------------------------------------------------------------------------------------------------
Class A (11/99)
     2000 (d)                 $    314          7.01%*       (2.78)%*        .95%*      3.29%*      .95%*       3.29%*          --%

Class B (11/99)
     2000 (d)                    1,237          7.76*        (3.48)*        1.60*       2.68*      1.60*        2.68*           --

Class C (11/99)
     2000 (d)                    5,034          7.76*        (3.51)*        1.70*       2.56*      1.70*        2.56*           --

Class R (11/99)
     2000 (d)                   15,028          6.76*        (2.53)*         .70*       3.54*       .70*        3.54*           --
====================================================================================================================================


*    Annualized.

(a)  Total returns are calculated on net asset value and are not annualized.

(b)  After expense reimbursement from the investment adviser, where applicable.

(c)  After custodian fee credit and expense reimbursement, where applicable.

(d)  From November 29, 1999 (commencement of operations) through November 30,
     1999.


7